Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Intangible Assets

		Intangible assets (1)
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)	Total
Annual amortization rates		8%	20%	20%	10 to 20%
Cost
Balance at 12/31/2018	11,464	2,529	5,247	4,529	2,360	26,129
Acquisitions	—	—	789	1,187	715	2,691
Rescissions / derecognition	(26)	(4)	(93)	—	(130)	(253)
Exchange variation	(285)	22	(84)	—	6	(341)
Other (4)	5	(29)	40	—	20	36
Balance at 12/31/2019	11,158	2,518	5,899	5,716	2,971	28,262
Amortization
Balance at 12/31/2018	(26)	(867)	(2,501)	(1,823)	(1,015)	(6,232)
Amortization expense (3)	—	(218)	(675)	(674)	(332)	(1,899)
Rescissions / derecognition	26	4	28	—	130	188
Exchange variation	—	(5)	45	—	(13)	27
Other (4)	—	29	(103)	—	(12)	(86)
Balance at 12/31/2019	—	(1,057)	(3,206)	(2,497)	(1,242)	(8,002)
Impairment (Note 2.4h)
Balance at 12/31/2018	—	—	(225)	(343)	—	(568)
Increase	—	—	(4)	(27)	—	(31)
Derecognition	—	—	58	—	—	58
Balance at 12/31/2019	—	—	(171)	(370)	—	(541)
Book value
Balance at 12/31/2019	11,158	1,461	2,522	2,849	1,729	19,719

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 273 achievable by 2020.
(2)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(3)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (519) (R$ (452) from 01/01 to 12/31/2018) are disclosed in the General and administrative expenses.

(4)	Includes the total amount of R$ 3 related to the hyperinflationary adjustment for Argentina.

		Intangible assets (1)
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)	Total
Annual amortization rates		8%	20%	20%	10 to 20%
Cost
Balance at 12/31/2017	11,162	2,452	4,571	4,353	2,161	24,699
Acquisitions	8	1	646	318	408	1,381
Rescissions / derecognition	—	(27)	(312)	(189)	(210)	(738)
Exchange variation	560	47	205	—	(4)	808
Other (4)	(266)	56	137	47	5	(21)
Balance at 12/31/2018	11,464	2,529	5,247	4,529	2,360	26,129
Amortization
Balance at 12/31/2017	(23)	(647)	(1,998)	(1,267)	(984)	(4,919)
Amortization expense (3)	—	(223)	(596)	(697)	(261)	(1,777)
Rescissions / derecognition	—	27	312	154	210	703
Exchange variation	—	(141)	(152)	—	16	(277)
Other (4)	(3)	117	(67)	(13)	4	38
Balance at 12/31/2018	(26)	(867)	(2,501)	(1,823)	(1,015)	(6,232)
Impairment (Note 2.4h)
Balance at 12/31/2017	—	—	(54)	(343)	—	(397)
Incresase	—	—	(167)	—	—	(167)
Exchange variation	—	—	(4)	—	—	(4)
Balance at 12/31/2018	—	—	(225)	(343)	—	(568)
Book value
Balance at 12/31/2018	11,438	1,662	2,521	2,363	1,345	19,329

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 637 achievable by 2020.
(2)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(3)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (452) (R$ (487) from 01/01 to 12/31/2017) are disclosed in the General and administrative expenses.

(4)	Includes the total amount of R$ 31 related to the hyperinflationary adjustment for Argentina.